Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income attributable to Piedmont	$ 93,204	$ 225,041	$ 120,379
Other comprehensive (loss)/income:
Effective portion of loss on derivative instruments that are designated and qualify as cash flow hedges (See Note 8)	(7,656)	(3,064)	(1,529)
Less: reclassification of previously recorded loss included in net income (See Note 8)	3,033	1,218	4,704
Other comprehensive (loss)/income	(4,623)	(1,846)	3,175
Comprehensive income attributable to Piedmont	$ 88,581	$ 223,195	$ 123,554